ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Reclassifications Out of Accumulated Other Comprehensive Income (Loss)

Activity within accumulated other comprehensive income (loss) for the three years ended December 31, 2013, 2012 and 2011 were as follows (net of tax):

	Foreign Currency Translation	Cash Flow Hedges	Accumulated Other Comprehensive Income (Loss)
BALANCE, January 1, 2013	$(21,345)	$(1,786)	$(23,131)
Foreign currency translation adjustment, net of tax of $(5,605)	9,145	—	9,145
Reclassification of cash flow hedge into earnings, net of tax of $1,349 (1)	—	(2,201)	(2,201)
Unrealized gain on cash flow hedges, net of tax of $(2,444)	—	3,987	3,987

BALANCE, December 31, 2013	$(12,200)	$—	$(12,200)

	Foreign Currency Translation	Cash Flow Hedges	Accumulated Other Comprehensive Income (Loss)
BALANCE, January 1, 2012	$(27,300)	$(4,736)	$(32,036)
Foreign currency translation adjustment, net of tax of $(3,650)	5,955	—	5,955
Reclassification of cash flow hedge into earnings, net of tax of $2,626 (1)	—	(4,284)	(4,284)
Unrealized gain on cash flow hedges, net of tax of $(4,434)	—	7,234	7,234

BALANCE, December 31, 2012	$(21,345)	$(1,786)	$(23,131)

	Foreign Currency Translation	Cash Flow Hedges	Accumulated Other Comprehensive Income (Loss)
BALANCE, January 1, 2011	$(9,066)	$(17,184)	$(26,250)
Foreign currency translation adjustment, net of tax of $11,176	(18,234)	—	(18,234)
Reclassification of cash flow hedge into earnings, net of tax of $(3,180) (1)	—	5,188	5,188
Unrealized gain on cash flow hedges, net of tax of $(4,450)	—	7,260	7,260

BALANCE, December 31, 2011	$(27,300)	$(4,736)	$(32,036)

(1)	Recorded as interest expense in the consolidated statement of operations.